Pacer Funds Trust
c/o U.S. Bancorp Fund Services, LLC
615 E. Michigan St.
Milwaukee, WI 53202

June 22, 2017

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street NE
Washington, DC 20549

Re:	Pacer Funds Trust (the “Trust”) File Nos. 333-201530 and 811-23024

Dear Sir or Madam:

Pursuant to Rule 485(a)(1) of the Securities Act of 1933, the Investment Company Act of 1940, and the regulations thereunder, transmitted herewith on behalf of the Trust is Post-Effective Amendment No. 11 and Amendment No. 14 to the Trust’s Registration Statement on Form N-1A (the “Amendment”). This Amendment is being filed to reflect changes to the name of the Pacer US Small Cap Cash Cows 100 ETF (formerly, the Pacer Emerging Markets Cash Cows 100 ETF), its investment objective, and related disclosure items.

If you have any questions or require further information, please contact me at (414) 765‑5586 or michael.barolsky@usbank.com.
Sincerely,

/s/ Michael D. Barolsky
Michael D. Barolsky
Vice President
U.S. Bancorp Fund Services, LLC
as Administrator for the Trust